Stock options (Details 4) - shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unamortized SBCE related to:
Stock options	1,154,000	367,000	475,000
Preferred Share Rights (see note 10 (iii))		234,000
Total SBCE	1,154,000	601,000	475,000